Other liabilities (Details Textual) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Current Liabilities Explanatory [Line Items]
Current advances received		€ 545
Other current liabilities	3,980	1,515
Non-current deposits from customers	268	255
Non-current liabilities	38,859	42,027
Other non-current payables	155	45
Current accrued expenses and other current liabilities	1,626
Other Miscellaneous liabilities Non Current	518
Long Term Agreement For Supplying Natural Gas And Electricity	66
Reclassification to other current liabilities IFRS 15 [Member]
Disclosure Of Other Current Liabilities Explanatory [Line Items]
Other current payables		€ (785)
Exploration & Production [Member]
Disclosure Of Other Current Liabilities Explanatory [Line Items]
Other current liabilities	1,004
Exploration & Production [Member] | Reclassification to other current liabilities IFRS 15 [Member]
Disclosure Of Other Current Liabilities Explanatory [Line Items]
Other current liabilities	785
Other current payables	€ 785